Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment
Premises and equipment consisted of the following at December 31:

(Dollars in thousands)	2015	2014
Land	$84,438	$75,916
Buildings	245,934	232,727
Furniture, fixtures and equipment	140,031	128,388
Total premises and equipment	470,403	437,031
Accumulated depreciation	(146,501)	(129,872)
Total premises and equipment, net	$323,902	$307,159

Schedule of Minimum Future Annual Rent Commitments
Minimum future annual rent commitments under lease agreements for the periods indicated are as follows:

(Dollars in thousands)
2016	$16,957
2017	14,751
2018	13,491
2019	11,952
2020	10,735
2021 and thereafter	41,054
$108,940